Business Acquisitions (Tables)	12 Months Ended
Feb. 29, 2016
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information
The supplemental pro forma information, as if the acquisitions had occurred on March 2, 2014, is as follows:

	For the Years Ended
	February 29, 2016	February 28, 2015
Revenue	$2,332	$3,586
Net loss	(297)	(426)
The February 29, 2016 and February 28, 2015 supplemental pro forma results were adjusted to exclude $13 million and $20 million, respectively, of Good revenue that was recognized from the Company.

Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary fair value allocations of the acquisition price of the assets acquired and liabilities assumed during fiscal 2016:

	Good	AtHoc	WatchDox	Encription	Total
Non-cash assets acquired
Current assets	$33	$11	$3	$1	$48
Property, plant and equipment, net and other long term assets	9	3	—	—	12
Intangible assets
Acquired technology	148	55	30	—	233
Customer relationships	88	40	4	—	132
Brand	31	3	—	—	34
Other	9	—	—	—	9
Goodwill(1)	313	191	28	8	540
	631	303	65	9	1,008
Liabilities assumed
Current liabilities	54	6	3	1	64
Debt	88	—	—	—	88
Deferred revenue(2)	156	15	7	—	178
Deferred tax liability	7	42	—	—	49
	305	63	10	1	379
Net non-cash assets acquired	326	240	55	8	629
Cash acquired	23	—	4	—	27
Restricted cash acquired	10	—	—	—	10
Net assets acquired	359	240	59	8	666
Settlement of acquiree debt(3)	88	—	—	—	88
Elimination of bridge loan(4)	(30)	—	—	—	(30)
	417	240	59	8	724

Consideration
Cash consideration	329	240	59	8	636
Settlement of acquiree debt(3)	88	—	—	—	88
Total consideration	417	240	59	8	724

Acquisition-related costs (included in selling, general and administration expenses for the fiscal year ended February 29, 2016)	2	—	—	—	2
Future post-combination employment expense	6	10	—	—	16
Total purchase price	$425	$250	$59	$8	$742
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(1)	Goodwill represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases.

(2)	The fair value of deferred revenue represents the costs to service the assumed obligations, plus a normal profit margin as required under purchase accounting.

(3)	$88 million in cash was paid to Good’s existing debt holders to settle Good’s debt outstanding at acquisition.

(4)
During the three months ended November 28, 2015 and following the signing of the definitive purchase agreement on September 4, 2015, the Company provided Good with a bridge financing loan of $30 million in cash. The cash was reacquired on acquisition and the loan was eliminated.

Business Acquisition Revenue and Earnings
The amounts of revenue and net loss before income taxes of the acquisitions above (excluding intercompany amounts) included in the consolidated statements of operations for the year ended February 29, 2016 are as follows:

	Good		WatchDox/AtHoc/Encription		Total
	Revenue(1)	Net loss before income taxes(2)	Revenue(1)	Net loss before income taxes(2)	Revenue(1)	Net loss before income taxes(2)
Actuals from acquisition date to February 29, 2016	$48	$(8)	$22	$(11)	$70	$(19)
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(1)	Includes revenue recognized related to deferred revenue, the fair value of which represents the costs to service the assumed obligations, plus a normal margin, as required under purchase accounting.

(2)	Net loss before income taxes reflects costs associated with ongoing integration activities completed after the acquisition date.